PENSIONS - Schedule of Sensitivity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis
Change in assumption, discount rate	0.25%
Change in assumption, inflation rate	0.25%
Discount rate
Sensitivity analysis
Impact on defined benefit obligation, discount rate	$ 4.5	$ 4.4	$ 4.8
Inflation rate
Sensitivity analysis
Impact on defined benefit obligation	0.8	0.8	1.1
Mortality rate
Sensitivity analysis
Impact on defined benefit obligation	$ 4.0	$ 3.8	$ 4.0